Restricted Cash, Deposits and Marketable Securities	6 Months Ended
Jun. 30, 2022
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Restricted Cash, Deposits and Marketable Securities
Note 4 - Restricted Cash, Deposits and Marketable Securities

	June 30,	December 31,
	2022	2021
	€ in thousands
	Unaudited	Audited

Marketable securities (1)	1,761	1,946

Short-term restricted cash (2)	4,280	1,000

Short-term deposits	-	28,410

Long-term restricted non-interest-bearing bank deposits (2)	20,379	15,630

1.	During 2021, the Company invested in a traded Corporate Bond with a coupon rate of 3.255%.
2.
Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel in 2021 and to secure obligations under loan agreements.